Note 16 - Loss Per Share - Basic and Diluted Earnings (Loss) per Share Calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018
Note 16 - Loss Per Share - Basic and Diluted Earnings (Loss) per Share Calculations (Details)
Net Income (Loss) Attributable to Parent	$ (49,790)		$ (34,618)	$ (21,947)		$ (23,440)	$ (84,408)		$ (45,387)		$ (98,895)	$ (55,803)
Basic - Note 16	18,395,983	[1]		299,780	[1]		9,359,655	[1]	299,001	[1]	2,739,505	2,645,194
Diluted - Note 16	18,395,983	[1]		299,780	[1]		9,359,655	[1]	299,001	[1]	2,739,505	2,645,194
Basic - Note 16	$ (2.71)			$ (73.21)			$ (9.02)		$ (151.80)		$ (36.10)	$ (21.10)
Diluted - Note 16	$ (2.71)			$ (73.21)			$ (9.02)		$ (151.80)		$ (36.10)	$ (21.10)

[1]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 16 - Loss Per Share for further information.